Notes Payable – SBA EIDL Loan (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 22, 2020	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest rate		11.75%	16.80%
E I D L [Member]
Debt Instrument [Line Items]
Loan amount	$ 499,900
Loan term	30 years
Interest rate	3.75%
Monthly rent	$ 2,437